Prepayments and Advances	12 Months Ended
Jun. 30, 2020
Prepayments and Advances [Abstract]
Prepayments and advances

Note 6 – Prepayments and advances

Prepayments and advances consisted of the following:

	June 30, 2020	June 30, 2019
Prepayment for online concert	$1,000,000	$-
Prepayment for program license fees	20,000	-
Prepayment for vehicle purchase	150,000	-
Prepayment for audit fees	-	25,000
Prepayments and advances	$1,170,000	$25,000